Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax expenses applicable to PRC operations
Deferred income tax benefits	¥ (6,969)	$ (997)	¥ 0	¥ 0
Subtotal income tax expenses (benefits) applicable to PRC operations	(4,409)	(630)	386	206
Subtotal income tax expenses applicable to Non-PRC operations	(4,409)	(630)	386	206
Total income tax expenses (benefits)	(4,409)	(630)	386	206
Non-PRC [Member]
Income tax expenses applicable to PRC operations
Current income tax expenses	263	38	105	25
Subtotal income tax expenses (benefits) applicable to PRC operations	263	38	105	25
Current income tax expenses	263	38	105	25
Subtotal income tax expenses applicable to Non-PRC operations	263	38	105	25
Total income tax expenses (benefits)	263	38	105	25
PRC [Member]
Income tax expenses applicable to PRC operations
Current income tax expenses	2,297	329	281	181
Deferred income tax benefits	(6,969)	(997)	0	0
Subtotal income tax expenses (benefits) applicable to PRC operations	(4,672)	(668)	281	181
Current income tax expenses	2,297	329	281	181
Subtotal income tax expenses applicable to Non-PRC operations	(4,672)	(668)	281	181
Total income tax expenses (benefits)	¥ (4,672)	$ (668)	¥ 281	¥ 181